Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Issuance of Class B common stock to Sponsor	[1]		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		5,750,000
Net loss					(18,207)	(18,207)
Balance at Jun. 30, 2020			$ 575	24,425	(18,207)	6,793
Balance (in Shares) at Jun. 30, 2020			5,750,000
Excess of cash received over fair value of private placement warrants				1,020,000		1,020,000
Accretion of Class A common stock subject to possible redemption amount -Restated-See Note 2				$ (1,044,425)	(18,027,028)	(19,071,453)
Net loss					(262,685)	(262,685)
Balance at Sep. 30, 2020			$ 575		(18,307,920)	(18,307,345)
Balance (in Shares) at Sep. 30, 2020			5,750,000
Balance at Dec. 31, 2020			$ 500.00		(34,161,468)	(34,160,968)
Balance (in Shares) at Dec. 31, 2020			5,000,000
Net loss					(20,841,633)	(20,841,633)
Balance at Mar. 31, 2021			$ 500		(55,003,101)	(55,002,601)
Balance (in Shares) at Mar. 31, 2021			5,000,000
Net loss					(2,277,124)	(2,277,124)
Balance at Jun. 30, 2021			$ 500		(57,280,225)	(57,279,725)
Balance (in Shares) at Jun. 30, 2021			5,000,000
Net loss					(47,309,414)	(47,309,414)
Balance at Sep. 30, 2021			$ 500		$ (104,589,639)	$ (104,589,139)
Balance (in Shares) at Sep. 30, 2021			5,000,000

[1]	This number included an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020, resulting in the forfeiture of 750,000 Founder Shares.